F/m Investments European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020
Shares		Fair Value
	COMMON STOCK - 87.1%
	AUTO PARTS & EQUIPMENT - 3.2%
7,368	CIE Automotive SA	$ 117,534
56,930	Gestamp Automocion SA ^	137,332
		254,866
	BANKS - 2.4%
23,141	Illimity Bank SpA *	191,550

	BUILDING MATERIALS - 7.7%
15,472	Arbonia AG * ^	176,201
168,609	Breedon Group PLC *	168,188
7,608	Tarkett SA * ^	95,093
51,223	Victoria PLC *	177,488
		616,970
	COMMERCIAL SERVICES - 9.2%
27,016	Caverion Oyj *	201,263
50,231	IWG PLC	152,162
28,748	Marlowe PLC *	192,809
19,396	Savills PLC ^	190,420
		736,654
	COMPUTERS - 2.0%
4,707	QT Group Oyj * ^	156,962

	DISTRIBUTION/WHOLESALE - 3.2%
28,132	Fourlis Holdings SA *	129,405
8,670	MARR SpA *	129,384
		258,789
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
36,416	Banca Farmafactoring SpA * ^ - 144A	207,343
65,362	Boku, Inc. *	70,346
		277,689
	ELECTRONICS - 2.1%
7,243	Detection Technology Oy	166,158

	ENGINEERING & CONSTRUCTION - 4.0%
2,716	Alfen Beheer BV * ^	118,832
11,032	Instalco AB ^	201,363
		320,195
	ENVIRONMENTAL CONTROL - 1.9%
459,621	Renewi PLC	150,813

	FOOD - 4.2%
163,685	Premier Foods PLC *	186,693
39,520	Raisio Oyj	145,104
		331,797
	FOREST PRODUCTS & PAPER - 2.7%
18,246	Corticeira Amorim SGPS SA ^	212,954

	HOLDING COMPANIES - DIVERSIFIED - 0.7%
180,000	Trident Royalties PLC *	57,645

	HOME FURNISHINGS - 1.9%
9,697	Harvia Oyj	151,934

	INSURANCE - 5.5%
9,819	Grupo Catalana Occidente SA ^	232,219
20,403	Lancashire Holdings Ltd. ^	207,403
		439,622
	INTERNET - 2.2%
10,769	Westwing Group AG *	178,281

	INVESTMENT COMPANIES - 1.5%
220,000	Stirling Industries PLC * #	122,719

	LEISURE TIME - 2.3%
54,264	Gym Group PLC	95,010
2,167	MIPS AB ^	91,498
		186,508
	MACHINERY - DIVERSIFIED - 3.9%
29,931	Deutz AG *	150,564
6,147	LPKF Laser & Electronics AG	159,187
		309,751
	MEDIA - 2.1%
40,217	Tele Columbus AG *	164,784

	METAL - FABRICATE / HARDWARE - 2.4%
6,447	SAES Getters SpA	191,352

	OIL & GAS SERVICES - 1.6%
150,374	CGG SA *	127,637

	PACKAGING & CONTAINERS - 1.9%
9,492	Zignago Vetro SpA	149,732

	PRIVATE EQUITY - 1.9%
176,664	IP Group PLC * ^	154,195

	RETAIL - 1.6%
20,749	Verkkokauppa.com Oyj	127,095

	SEMICONDUCTOR - 1.8%
5,842	Manz AG *	145,072

	SOFTWARE - 5.7%
29,509	Expert System SpA *	99,275
5,950	Fortnox AB	175,902
2,962	Mynaric AG *	182,133
		457,310
F/m Investments European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020
Shares		Fair Value
	COMMON STOCK (Continued) - 87.1%
	TRANSPORTATION - 4.0%
21,364	Goodbulk Ltd. #	$ 317,677

	TOTAL COMMON STOCK (Cost - $6,105,000)	6,956,711

	SHORT-TERM INVESTMENTS - 14.2%
	MONEY MARKET FUNDS - 14.2%
567,790	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.05% **	567,790
563,791	Short-Term Investment Trust - Invesco Treasury Portfolio, Institutional Class, 0.07% **	563,791
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,131,581)	1,131,581

	TOTAL INVESTMENTS - 101.3% (Cost - $7,236,581)	$ 8,088,292
	SECURITIES SOLD SHORT - (23.9) % (Proceeds - $1,985,962)	(1,907,061)
	OTHER ASSETS LESS LIABILITIES - 22.6%	1,806,590
	NET ASSETS - 100.0%	$ 7,987,821

	SECURITIES SOLD SHORT - (23.9)%
	AUTO MANUFACTURERS - (2.3) %
1,787	Autoneum Holding AG *	$ 182,786

	COMMERCIAL SERVICES - (2.7) %
3,967	4imprint Group PLC	123,919
18,538	Aggreko PLC	93,626
		217,545
	HOME FURNISHINGS - (2.2) %
293	Rational AG	175,315

	LEISURE TIME - (1.6) %
15,357	Technogym SpA *	130,386

	MACHINERY - DIVERSIFIED - (2.3) %
215,486	Heidelberger Druckmaschinen AG *	181,299

	MEDIA - (3.3) %
14,438	Euskaltel SA	135,901
18,442	Pearson PLC	128,529
		264,430
	METAL FABRICATE / HARDWARE - (1.9) %
8,203	Troax Group AB	155,355

	MISCELLANEOUS MANUFACTURING - (1.9) %
3,748	Stadler Rail AG	149,970

	REITS - (1.1) %
5,096	Klepierre SA	87,920

	RETAIL - (1.5) %
27,741	Domino's Pizza Group PLC	116,003

	SEMICONDUCTORS - (2.1) %
2,283	u-blox Holding AG	165,258

	TRANSPORTATION - (1.0) %
38,258	Royal Mail PLC	80,794

	TOTAL SECURITIES SOLD SHORT (Proceeds - $1,985,962)	$ 1,907,061

PLC - Public Limited Company
144A - Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At July 31, 2020, these securities amounted to $207,343 or 2.60% of net assets.
* Non-income producing security.
^ All or a portion of these securities are held as collateral for securities sold short.
# Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.
** Money market fund; interest rate reflects effective yield on July 31, 2020.

F/m Investments European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Swiss Franc	8/13/2020	Goldman Sachs	308,606	$ 339,328	$ 10,129
				$ 339,328	$ 10,129
To Sell:
British Pound	8/13/2020	Goldman Sachs	916,036	$ 1,202,360	$ (54,308)
Euro	8/13/2020	Goldman Sachs	2,764,830	3,270,064	(117,911)
Norwegian Krone	8/13/2020	Goldman Sachs	2,884,140	317,691	(10,840)
Swedish Krona	8/13/2020	Goldman Sachs	2,919,584	333,930	(13,450)
				$ 5,124,045	$ (196,509)

Total					$ (186,380)

F/m Investments European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Forward foreign currency exchange contracts (‘forward contracts”) are valued at the forward rate. Investments values in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the inputs used as of July 31, 2020 for the Fund’s investments measured at fair value:
F/m Investments European L/S Small Cap Fund
Assets *		Level 1	Level 2	Level 3	Total
Common Stock		$ 6,639,034	$ 317,677	$ -	$ 6,956,711
Money Market Funds		1,131,581	-	-	1,131,581
Total		$ 7,770,615	$ 317,677	$ -	$ 8,088,292
Liabilities*
Securities Sold Short		$ 1,907,061	$ -	$ -	$ 1,907,061
Forward Currency Contracts		-	186,380	-	186,380
Total		$ 1,907,061	$ 186,380	$ -	$ 2,093,441

The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.
F/m Investments European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

Foreign Currency Translations – The accounting records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

The following table is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of July 31, 2020 categorized by risk exposure.

Unrealized appreciation/(depreciation) on derivatives
	Currency	Total Value at July 31, 2020
Forward Currency Contracts	$ (186,380)	$ (186,380)
Total	$ (186,380)	$ (186,380)

The notional value of the derivative instruments outstanding as of July 31, 2020 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at July 31, 2020, was as follows:
		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
F/m Investments European L/S Small Cap Fund	6,178,832	1,408,761	(1,592,742)	(183,981)